Derivative financial instruments and hedging activities - Summary of Effectiveness of Designated Hedging Relationships (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	$ (1,060)	$ 605
Hedge ineffectiveness recognized in income	(32)	(45)
Changes in the value of the hedging instrument recognized in OCI	0
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	2,032	(1,000)
Hedge ineffectiveness recognized in income	(13)	18
Changes in the value of the hedging instrument recognized in OCI	0
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	605	(318)
Hedge ineffectiveness recognized in income	8	(11)
Changes in the value of the hedging instrument recognized in OCI	582	(275)
Amount reclassified from hedge reserves to income	(25)	(37)
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(1,261)	751
Hedge ineffectiveness recognized in income	(5)	(1)
Changes in the value of the hedging instrument recognized in OCI	(1,265)	674
Amount reclassified from hedge reserves to income	220	101
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	5	(19)
Hedge ineffectiveness recognized in income	0
Changes in the value of the hedging instrument recognized in OCI	8	(10)
Amount reclassified from hedge reserves to income	5	(7)
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(125)	(61)
Hedge ineffectiveness recognized in income	0
Changes in the value of the hedging instrument recognized in OCI	(193)	(137)
Amount reclassified from hedge reserves to income	(106)	(165)
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(50)	(331)
Hedge ineffectiveness recognized in income	0
Changes in the value of the hedging instrument recognized in OCI	(50)	(331)
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	57	16
Hedge ineffectiveness recognized in income	0
Changes in the value of the hedging instrument recognized in OCI	57	$ 17
Amount reclassified from hedge reserves to income	$ (2)